Related party transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
The Company entered into lease agreements for office and warehouse space with former owners of acquired companies, stockholders or affiliates. The dollar amounts related to these related party activities are not significant to the Company’s consolidated financial statements.
The Company purchased inventory and services from an affiliate of a shareholder in amounts totaling $5.6 million, $5.1 million and $4.8 million during the years ended December 31, 2013, 2012 and 2011, respectively. The Company sold $1.1 million, $1.1 million and $4.0 million of equipment and services to an affiliate of a stockholder during the years ended December 31, 2013, 2012 and 2011, respectively.